Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

25.Related Party Transactions

The Company’s related parties include key management personnel and companies related by way of directors or shareholders in common.

a.Key Management Personnel Compensation

During the year ended December 31, 2023 and 2022, the Company paid and/or accrued the following fees to management personnel and directors:

	December 31,	December 31,	December 31,
	2023	2022	2021

Management	$2,194	$2,751	$1,978
Directors	158	154	190
	$2,352	$2,905	$2,168

During the year ended December 31, 2023, the Company had share-based payments made to management and directors of $1,258 (December 31, 2022 - $620 and December 31, 2021 - $499).

b.Due to Related Parties

As at December 31, 2023, the accrued liabilities balance for related parties was $78 (December 31, 2022 - $389 and December 31, 2021 - $786), which relates mainly to year end compensation accruals.